Provident Funding Mortgage Trust 2021-J1 ABS-15G

Exhibit 99.3

Loan Level Exceptions													3/C
Run Date - 9/3/2021													3/D
Recovco ID	Loan #1	Loan #2	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Resolved Exceptions	Waived Exceptions
OBM2UXAHFXG	XXXXXXXXX	2021040177	1	1	1	1	1	1	1	1
1CGFLOQNQDW	XXXXXXXXX	2021040180	1	1	1	1	1	1	1	1
TZA3GL5Q3SN	XXXXXXXXX	2021040181	1	1	1	1	1	1	1	1
ETRKE1VKWOA	XXXXXXXXX	2021040183	1	1	1	1	1	1	1	1
YPJDC333FQR	XXXXXXXXX	2021040188	1	1	1	1	1	1	1	1
OHJVYDGPARX	XXXXXXXXX	2021040194	1	1	1	1	1	1	1	1
SZ01XWAK5J1	XXXXXXXXX	2021040203	2	2	1	2	1	1	2	1
ULAAMEO4U2V	XXXXXXXXX	2021040205	3	2	3	2	1	1	2	1	*** (CURED) Missing AUS - EV R
													COMMENT: The only AUS in file is on page 127 and dated xx/xx/xxxx. The loan closed on xx/xx/xxxx and disbursed on xx/xx/xxxx. The AUS before submission #5 is not in the loan file.
S1VWUYAXRUY	XXXXXXXXX	2021040210	1	1	1	1	1	1	1	1
DIGPYUXFJ4E	XXXXXXXXX	2021040216	1	1	1	1	1	1	1	1
OORFUGHB02E	XXXXXXXXX	2021040219	2	2	1	2	1	1	2	1
DZS3NTBKWWP	XXXXXXXXX	2021040226	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
													COMMENT: Per lender guidelines page 37 section 3.5.3 an appraisal desk review is required for all puchase transactions where the seller has owned the property for less than six months prior to loan application. the seller purchased the property for $xxx in xxx and subject contract for $xxx signed in xxx. An Appraisal Desk Review must be completed or lender waive condition.
5Z301BJSYHM	XXXXXXXXX	2021040236	1	1	1	1	1	1	1	1
INGFB0ZGACC	XXXXXXXXX	2021040237	2	2	2	1	1	2	1	1	*** (OPEN) Special information booklet is Missing - EV 2
												COMMENT: The Home Loan Toolkit is missing. Per Regulation, the Home Loan Toolkit must be provided to the borrower in connection with all purchase loans. The defect may be cured by providing evidence that shows the consumer received the disclosure within 3 days of the application date, xx/xx/xxxx.
V3WVWPLRXFA	XXXXXXXXX	2021040240	3	2	3	1	1	2	1	1	*** (OPEN) Special information booklet is Missing - EV 2
												COMMENT: The Home Loan Toolkit is missing. Per Regulation, the Home Loan Toolkit must be provided to the borrower in connection with all purchase loans. The defect may be cured by providing evidence that shows the consumer received the disclosure within 3 days of the application date, xx/xx/xxxx.	*** (CURED) Amount of title insurance is less than mortgage amount - EV R COMMENT: Morgagee policy in the amount of $xxx is required. No mortgagee insurance in that amount was found.
DPC3IIUY0ZY	XXXXXXXXX	2021040246	1	1	1	1	1	1	1	1
TNYD5X2NYXM	XXXXXXXXX	2021040249	2	2	2	1	1	2	1	1	*** (OPEN) Special information booklet is Missing - EV 2
												COMMENT: The Home Loan Toolkit is missing. Per Regulation, the Home Loan Toolkit must be provided to the borrower in connection with all purchase loans. The defect may be cured by providing evidence that shows the consumer received the disclosure within 3 days of the application date, xx/xx/xxxx.
V1OR5QKPM0E	XXXXXXXXX	2021040253	1	1	1	1	1	1	1	1
WZPBGTRFFFQ	XXXXXXXXX	2021040256	2	2	2	1	1	2	1	1	*** (OPEN) Special information booklet is Missing - EV 2
												COMMENT: The Home Loan Toolkit is missing. Per Regulation, the Home Loan Toolkit must be provided to the borrower in connection with all purchase loans. The defect may be cured by providing evidence that shows the consumer received the disclosure within 3 days of the application date, xx/xx/xxxx.
UB42GBUQW1I	XXXXXXXXX	2021040262	1	1	1	1	1	1	1	1
CMRAFTXSZV5	XXXXXXXXX	2021040272	1	1	1	1	1	1	1	1
YPIS3RZ3M1C	XXXXXXXXX	2021040274	1	1	1	1	1	1	1	1
LQIHPTZQHM2	XXXXXXXXX	2021040276	1	1	1	1	1	1	1	1
2LYOMEHIG5I	XXXXXXXXX	2021040284	1	1	1	1	1	1	1	1
3KVY1YJFXHZ	XXXXXXXXX	2021040288	3	1	3	1	1	1	1	1	*** (CURED) Credit report incomplete - EV R
COMMENT:   Missing credit soft-pull performed prior to closing. There is an inquiry letter at page 325 for inquiries performed after initial credit pull date but not able to validate due to copy of the credit refresh missing.

*** (CURED) Missing Documentation - EV R
COMMENT:   Missing HOA contact information, required per guides.

*** (CURED) Quality of Appraisal Report Unacceptable - EV R
COMMENT:   Appraisal indicates there are x bedrooms and x bathrooms at page 217 but then photos included at pages 228-235 include at least x bedrooms, x full baths, and x half baths. No explanation provided.

*** (CURED) Title issue - EV R
													COMMENT: Title shows address as"xxx" and HOI shows address as "xxx". Property address used for loan is "xxx". Both Title and HOI are missing portions of the property address, no explanation provided.
KXGHH4GOIQQ	XXXXXXXXX	2021040293	1	1	1	1	1	1	1	1
DFOAIX1CGCM	XXXXXXXXX	2021040294	1	1	1	1	1	1	1	1
ZS3HR44JF0E	XXXXXXXXX	2021040298	3	1	3	1	1	1	1	1	*** (CURED) 1003 Application [information not provide] - EV R
													COMMENT: Initial Application, pages 441/443/456/458/439/442, is showing borrowers request to change "Married" to "Unmarried", this matches how mortgage is vested. Not changed on final application.
FUQC0EYD5FR	XXXXXXXXX	2021040299	3	1	3	1	1	1	1	1	*** (CURED) Missing Doc - EV R
COMMENT:   Missing VVOE with in 10 days if closing.

*** (CURED) Mortgage history for primary residence less than 12 months - EV R
COMMENT:   No rental History in file. Borrower living in deceased mothers home.

*** (CURED) Title issue - EV R
													COMMENT: Mortgage to the City of xxx on title not paid at closing.
FXJVF3GKBPI	XXXXXXXXX	2021040307	1	1	1	1	1	1	1	1
CJDK1OXQD2N	XXXXXXXXX	2021040309	1	1	1	1	1	1	1	1
4VX5XODEXXA	XXXXXXXXX	2021040313	1	1	1	1	1	1	1	1
QT4G20KEL53	XXXXXXXXX	2021040314	3	2	3	1	1	2	1	1	*** (OPEN) Special information booklet is Missing - EV 2
COMMENT: The Home Loan Toolkit is missing. Per Regulation, the Home Loan Toolkit must be provided to the borrower in connection with all purchase loans. The defect may be cured by providing evidence that shows the consumer received the disclosure within 3 days of the application date, xx/xx/xxxx.	*** (CURED) Documentation Does Not Support - EV R
COMMENT:   The Loan file contains a LP Accept Recommendation (page 171) , however, the Applicable Guidelines, Section 2.2.1, only permit Automated Underwriting through Desktop Underwriter, page 5 of 46. There is no Fannie Mae Desktop Report in the loan file.

*** (CURED) Income documentation is incomplete - EV R
													COMMENT: The applicable Guidelines, Borrower Eligibility Section, page 3 of 46 state that Non-Permanent resident aliens must be employed in the United States for the past 24 months. The coborrower lacks a 2 year work history. The Loan Application (page 242) shows that the borrower has a 1 month job, which is verified by the offer letter in the loan file (page 317). There is a Diploma in the loan file showing the borrower graduating from a local university (page 324). In addition, the Applicable Guidelines, page 4 of 46 state that Non-Permanent Resident Aliens may not have any other financed properties in the United States. Both the Loan Application and the Credit Report reflect an open mortgage on the borrowers departing residence.
ZSUKYZ1YKJX	XXXXXXXXX	2021040005	3	2	3	1	2	1	1	2	*** (OPEN) Homeownership Counseling List - EV 2
												COMMENT: There is no date evident on the Homeownership Counseling Disclosure (HOC) provided in the loan file; auditor cannot determine if it was disclosed to the borrower within 3 business days of the application date, xx/xx/xxxx. The defect can be cured by providing evidence that shows the disclosure was provided within 3-business days of application.	*** (CURED) Missing Documentation - EV R COMMENT: Missing the tax and insurance documentation for the rental properties xxx, xxx and xxx. Missing the mortgage statement for the property located at xxx
RW4GRP4SJFZ	XXXXXXXXX	2021040006	3	2	3	1	2	1	1	2	*** (OPEN) Homeownership Counseling List - EV 2
COMMENT: There is no date evident on the Homeownership Counseling Disclosure (HOC) provided in the loan file; auditor cannot determine if it was disclosed to the borrower within 3 business days of the application date, xx/xx/xxxx. The defect can be cured by providing evidence that shows the disclosure was provided within 3-business days of application.	*** (CURED) Income documentation does not meet guidelines - EV R
COMMENT:   Tax Returns in file have not been signed by borrower. Signatures required to satisfy documentation requirements.

*** (CURED) Missing Doc - EV R
													COMMENT: Appraisal showing city as "xxx", per Title and Mortgage - should be just "xxx".
MSCC1RFUHHG	XXXXXXXXX	2021040010	3	2	3	1	2	1	1	2	*** (OPEN) Homeownership Counseling List - EV 2
COMMENT: There is no date evident on the Homeownership Counseling Disclosure (HOC) provided in the loan file; auditor cannot determine if it was disclosed to the borrower within 3 business days of the application date, xx/xx/xxxx. The defect can be cured by providing evidence that shows the disclosure was provided within 3-business days of application.	*** (CURED) Credit Report expired - EV R
COMMENT:   Per guides, credit report must not be more than 90 days old as of the day of funding. Credit report dated xx/xx/xxxx, funding date xx/xx/xxxx. That is 94 days, credit report expired.

*** (CURED) Credit report incomplete - EV R
COMMENT:   Credit report in file, page 282, was pulled with the incorrect date of birth for borrower, should be xx/xx/xxxx - credit report has xx/xx/xxxx.

*** (CURED) Missing Documentation - EV R
													COMMENT: Per guides, PUD properties require the HOA contact information (address and phone number) be included in file, could not locate.
5PC4X43GXAF	XXXXXXXXX	2021040012	3	2	2	1	3	2	1	2	*** (OPEN) Homeownership Counseling List - EV 2
COMMENT:   There is no date evident on the Homeownership Counseling Disclosure (HOC) provided in the loan file; auditor cannot determine if it was disclosed to the borrower within 3 business days of the application date, xx/xx/xxxx. The defect can be cured by providing evidence that shows the disclosure was provided within 3-business days of application.

*** (OPEN) Special information booklet is Missing - EV 2
COMMENT: There is no date evident on the Tool Kit provided in the loan file; auditor cannot determine if it was disclosed to the borrower within 3 business days of the application date, xx/xx/xxxx. The defect can be cured by providing evidence that shows the disclosure was provided within 3-business days of application.	*** (CURED) QM Points and Fees - EV R
													COMMENT: This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3)). If Discount Points are bonafide and excludable, providing the PAR (undiscounted) rate may cure the violation
CPJBXWSRHNI	XXXXXXXXX	2021040015	1	1	1	1	1	1	1	1
ELGBGZG1UCL	XXXXXXXXX	2021040018	3	1	3	1	1	1	1	1	*** (CURED) Submission to DU data is not supported - EV R
													COMMENT: According to the information in the loan file, the borrower has a start date of xx/xx/xxxx (page 576), and the loan closed on xx/xx/xxxx (page 406). The DU (page 515) stated that the Lender will need to obtain a paystub prior to the delivery of the mortgage loan. The loan file is missing a paystub from the borrower's new employment.
SF3RKW2KVS1	XXXXXXXXX	2021040021	1	1	1	1	1	1	1	1
EWKDBSO4QQS	XXXXXXXXX	2021040022	3	3	1	1	3	1	1	3	*** (OPEN) ROR funding date before end of required rescission period - EV 3
											COMMENT: The loan failed the Right of Rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Consummation took place on xx/xx/xxxx and per the last revised PCCD issued on xx/xx/xxxx, the loan disbursed on xx/xx/xxxx. Loan could not disburse until after the end of the rescission period; rescission ended on xx/xx/xxxx. The defect can be cured by providing the true funding date.
UZKBPUGMISR	XXXXXXXXX	2021040024	1	1	1	1	1	1	1	1
3LDKXERSNLV	XXXXXXXXX	2021040027	3	2	1	1	3	1	1	2	*** (OPEN) Missing TRID RESPA Disclosures - EV 2
COMMENT: The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.	*** (CURED) ROR funding date before end of required rescission period - EV R
													COMMENT: The loan failed the Right of Rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Consummation took place on xx/xx/xxxx and per the last revised PCCD issued on xx/xx/xxxx, the loan disbursed on xx/xx/xxxx. Loan could not disburse until after the end of the rescission period; rescission ended on xx/xx/xxxx. The defect can be cured by providing the true funding date.
F54JYSUXY5B	XXXXXXXXX	2021040030	1	1	1	1	1	1	1	1
NJVE2MZCSSO	XXXXXXXXX	2021040034	1	1	1	1	1	1	1	1
OOJHDZZK0Y4	XXXXXXXXX	2021040036	1	1	1	1	1	1	1	1
J1OIFE5DT0T	XXXXXXXXX	2021040037	2	2	1	2	1	1	2	1
UN0ZDZFRMHR	XXXXXXXXX	2021040039	1	1	1	1	1	1	1	1
AP1FBH2Q3HG	XXXXXXXXX	2021040042	1	1	1	1	1	1	1	1
RO11IJNA54Q	XXXXXXXXX	2021040044	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
													COMMENT: The file does not include a HELOC Freeze/Close letter from the borrowers to the lender instructing that the line be closed. A copy of this required document must be uploaded to the file.
IUZ3D12GK5E	XXXXXXXXX	2021040049	3	2	1	2	3	1	2	2	*** (CURED) ComplianceEase TRID Tolerance Test Failed #2 - EV R
COMMENT:   TILA Post-Consummation Revised Closing Disclosure Lending Policies. This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
													The finance charge is $xxx. The disclosed finance charge of $xxx is not considered accurate because it is understated by more than $xxx.
RG0BO3GRDQE	XXXXXXXXX	2021040050	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
													COMMENT: The file does not include evidence on whether or not the property at 904 Shoshoe Drive is still owned. Acceptable evidence of that property disposition (a copy of that final settlement statement) is required and must be uploaded to the file.
JCDSNFVMJTR	XXXXXXXXX	2021040052	3	2	3	2	1	1	2	1	*** (CURED) Documentation Does Not Support - EV R
													COMMENT: The borrower receives Child Support in the amount of $xxx (page 367). The child support for the 2 children will last over 3 years based on their date of birth. While there is a Court Order showing that the borrower is to receive $xxx per month, there is no supporting documentation showing that the borrower received the Child Support. The Fannie Mae DU (page 312) states that the Child Support must be documented with no less than 6 months of the borrower's most regular receipt of the full payment.
44IPVVSU5X0	XXXXXXXXX	2021040053	1	1	1	1	1	1	1	1
45DCCQATOAD	XXXXXXXXX	2021040055	1	1	1	1	1	1	1	1
TSNATXAW5FL	XXXXXXXXX	2021040056	2	2	1	2	1	1	2	1
3CDL21Q4BKK	XXXXXXXXX	2021040057	2	2	1	2	2	1	2	2	*** (OPEN) Missing evidence of TRID Disclosure Delivery - EV 2
COMMENT:   This loan failed the TRID Post-Consummation Event Validation Test.
												This loan has a post-consummation event date that occurs on xx/xx/xxxx the closing date and consummation date of the loan.
NRYILIWYAPW	XXXXXXXXX	2021040317	1	1	1	1	1	1	1	1
GIOPMNE4OBA	XXXXXXXXX	2021040319	1	1	1	1	1	1	1	1
H3C15NIMVHS	XXXXXXXXX	2021040324	3	1	3	1	1	1	1	1	*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   Borrower's DTI is 47.403%, which exceeds the maximum allowed per guidelines of 45%.  AUS and 1008 in the file did not include the monthly mortgage payment of  $xxx for a property located at xxx, WA xxxxx, however no evidence in the file showing the property has been sold or the mortgage has been paid in full.

*** (CURED) DTI/Residual income outside of guidelines (ATR) - EV R
													COMMENT: Borrower's DTI is 47.403%, which exceeds the maximum allowed per guidelines of 45%. AUS and 1008 in the file did not include the monthly mortgage payment of $xxx for a property located at xxx, WA xxxxx, however no evidence in the file showing the property has been sold or the mortgage has been paid in full.
0KBZ24NRYDV	XXXXXXXXX	2021040328	1	1	1	1	1	1	1	1
TJLV3GQM0P1	XXXXXXXXX	2021040329	1	1	1	1	1	1	1	1
NI1YMJUJ5DU	XXXXXXXXX	2021040330	1	1	1	1	1	1	1	1
XGXAZAF5BX3	XXXXXXXXX	2021040333	2	2	1	2	1	1	2	1
0TV5HY2JMKF	XXXXXXXXX	2021040335	2	2	1	2	2	1	2	2	*** (OPEN) Missing TRID RESPA Disclosures - EV 2
												COMMENT: The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.
RPPW4EYJOHP	XXXXXXXXX	2021040337	1	1	1	1	1	1	1	1
0EMNQDH5GAC	XXXXXXXXX	2021040338	2	2	1	2	1	1	2	1
YP3MHFRVKTQ	XXXXXXXXX	2021040344	3	2	3	2	1	1	2	1	*** (CURED) Title holder is not an individual - EV R
													COMMENT: The Title Commitment reflects vesting as a Trust, and the loan file did not contain a completed Trust Certification as required by the State of California.
CXQYUVYMHPU	XXXXXXXXX	2021040347	1	1	1	1	1	1	1	1
YKVXUFQYRBJ	XXXXXXXXX	2021040352	1	1	1	1	1	1	1	1
5OD5EBTV4XS	XXXXXXXXX	2021040357	2	2	1	2	1	1	2	1
KDOIRCSWRGG	XXXXXXXXX	2021040363	1	1	1	1	1	1	1	1
VDORFOI3WGK	XXXXXXXXX	2021040364	1	1	1	1	1	1	1	1
CNNH33U5ZUJ	XXXXXXXXX	2021040368	1	1	1	1	1	1	1	1
PCTLFTV45VE	XXXXXXXXX	2021040372	1	1	1	1	1	1	1	1
3XXEGCGBG5X	XXXXXXXXX	2021040375	1	1	1	1	1	1	1	1
QR3JR2Y34PC	XXXXXXXXX	2021040376	3	1	3	1	1	1	1	1	*** (CURED) Credit history insufficient/does not meet guidelines (ATR) - EV R
													COMMENT: The credit report does not contain references for three xxx mortgages. Provide supplemental credit report or canceled checks/paid in full documents to provide satisfactory payment history; or, evidence that they are paid in full.
YT1IQXS5EYV	XXXXXXXXX	2021040380	3	1	1	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase/addition to the following fees on xx/xx/xxxx was not accepted because a valid change of circumstance was not provided: Point- Loan Discount Fee. A cost to cure in the amount of $xxx is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label)

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
													COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) Without evidence of receipt, it is assumed that the disclosure dated xx/xx/xxxx was mailed, and therefore not received by the consumer 3 business days prior to the consummation date, xx/xx/xxxx. The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.
CQLICLFFR3O	XXXXXXXXX	2021040384	2	2	1	2	1	1	2	1
E5KZWH35S0C	XXXXXXXXX	2021040386	1	1	1	1	1	1	1	1
FXJ4XQXRNCZ	XXXXXXXXX	2021040388	1	1	1	1	1	1	1	1
LVJQFEHFZ4M	XXXXXXXXX	2021040391	1	1	1	1	1	1	1	1
P3VYBPGKJHB	XXXXXXXXX	2021040393	1	1	1	1	1	1	1	1
HSWHPWLKNMS	XXXXXXXXX	2021040394	1	1	1	1	1	1	1	1
J4AOLR0MGHO	XXXXXXXXX	2021040396	2	2	1	2	1	1	2	1
SNSFFVVTK52	XXXXXXXXX	2021040404	3	1	3	1	1	1	1	1	*** (CURED) Assets are not sufficient to close - EV R
COMMENT:   There is a large deposit of $xxx from xx/xx/xxxx that has not been sourced, reduced statement balances by this total. Borrower also has a xxx account and a xxx account. There is no proof of liquidation or terms of withdrawal included in loan file, cannot include these funds in cash to close requirement. Total cash to close = $xxx, total usable assets = $xxx.

*** (CURED) Missing asset documentation (ATR) - EV R
COMMENT:   There is a large deposit of $xxx from xx/xx/xxxx that has not been sourced, need evidence of where funds came from. Borrower also has a xxx account and a xxx account. There is no proof of liquidation or terms of withdrawal included in loan file, cannot include these funds in cash to close requirement without this documentation.

*** (CURED) Quality of Appraisal Report Unacceptable - EV R
COMMENT:   Appraisal valuation is questionable. Comps are located more than 1-3 miles away in a suburban location type. Appraiser did not provide narrative for why these were the best comparables opposed to ones closer to subject. Fannie and Freddie UCDP both provide findings needing research.

*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - EV R
													COMMENT: Primary residence had a mortgage at time of application but was paid in full prior to closing. Need clarification if property was refinanced and an additional mortgage now needs to be included in debt.
JLQSONH3NII	XXXXXXXXX	2021040406	1	1	1	1	1	1	1	1
RLUOVRVL4UN	XXXXXXXXX	2021040414	3	2	3	2	1	1	2	1	*** (CURED) Missing Documentation - EV R
													COMMENT: File missing credit look-back prior to closing. Also, credit report is reporting an additional address of xx as of xx/xx. Need explanation for this additional address.
VZRCN3YQGGR	XXXXXXXXX	2021040419	3	2	3	2	1	1	2	1	*** (CURED) Missing Documentation - EV R
													COMMENT: File missing credit look-back prior to closing. Also, credit report is reporting an additional address of xxx, AZ xxxxx as of xx/xx. Need explanation for this additional address.
JVDVVI32O4E	XXXXXXXXX	2021040420	1	1	1	1	1	1	1	1
PETY0JVFWI0	XXXXXXXXX	2021040422	2	2	1	2	1	1	2	1
BGVG0RDZQNV	XXXXXXXXX	2021040426	2	2	1	2	1	1	2	1
WHOWDRSSU2W	XXXXXXXXX	2021040428	3	2	3	2	1	1	2	1			*** (CURED) Missing Documentation - EV R COMMENT: Missing mortgage statement for the property located at xxx
BLAV5ELBMDC	XXXXXXXXX	2021040435	2	2	1	2	1	1	2	1
4NM5L2HNB0X	XXXXXXXXX	2021040437	1	1	1	1	1	1	1	1
YUZNU2HTVGI	XXXXXXXXX	2021040438	1	1	1	1	1	1	1	1
MKBAZ4JQ14N	XXXXXXXXX	2021040440	1	1	1	1	1	1	1	1
KNLCOJY22NH	XXXXXXXXX	2021040443	1	1	1	1	1	1	1	1
ZJLMKE1DA0Q	XXXXXXXXX	2021040447	2	2	1	2	1	1	2	1
YPIUTVUPXIV	XXXXXXXXX	2021040449	2	2	1	2	1	1	2	1
TAWIFY2XZHF	XXXXXXXXX	2021040451	3	2	3	2	1	1	2	1	*** (CURED) Mortgage missing / unexecuted - EV R
COMMENT:   The Security Instrument (Mortgage/Deed of Trust) is missing.

*** (CURED) Note is missing or unexecuted - EV R
													COMMENT: The Note is missing. The defect can be resolved by providing the executed missing document.
BALKOGNCCZB	XXXXXXXXX	2021040455	1	1	1	1	1	1	1	1
3CT44FQ2VGN	XXXXXXXXX	2021040459	2	2	1	2	1	1	2	1
NOYYE43APUC	XXXXXXXXX	2021040460	2	2	1	2	1	1	2	1
FHX5FNRMCAQ	XXXXXXXXX	2021040463	1	1	1	1	1	1	1	1
E05BITJBNAA	XXXXXXXXX	2021040464	1	1	1	1	1	1	1	1
TG5YBRTQQ10	XXXXXXXXX	2021040468	2	2	1	1	2	1	1	2	*** (OPEN) Missing TRID RESPA Disclosures - EV 2
												COMMENT: The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.
OXKZGJLCAFU	XXXXXXXXX	2021040470	3	2	3	2	1	1	2	1			*** (CURED) Amount of title insurance is less than mortgage amount - EV R COMMENT: Review final title to ensure the insured loan amount is $xxx.
VQY01FUXF2R	XXXXXXXXX	2021040473	3	1	3	1	1	1	1	1	*** (CURED) Cash reserves less than required by guidelines - EV R
COMMENT:   The file is short $xxx in documented reserves.  Additional eligible assets must be documented and those statements uploaded to the file documents.

*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   Housing ratio of46.855% exceeds maximum of 43% permitted per guidelines.  Lender used monthly income of $xxx.  Calculated pension per documentation in file is xxx.  Lender grossed up income.  Pension income is not eigible for gross up.

*** (CURED) Housing (Front) Ratio does not meet eligibility requirement(s) - EV R
													COMMENT: Housing ratio of46.855% exceeds maximum of 43% permitted per guidelines. Lender used monthly income of $xxx. Calculated pension per documentation in file is xxx. Lender grossed up income. Pension income is not eigible for gross up.
YBFNUCCEIU4	XXXXXXXXX	2021040477	1	1	1	1	1	1	1	1
YGZTS1BVZBL	XXXXXXXXX	2021040480	1	1	1	1	1	1	1	1
NDY0NRCKSDE	XXXXXXXXX	2021040483	1	1	1	1	1	1	1	1
Q4GLF1BQ1WM	XXXXXXXXX	2021040488	1	1	1	1	1	1	1	1
YZTABSVABGR	XXXXXXXXX	2021040489	1	1	1	1	1	1	1	1
NH1VJROYGXD	XXXXXXXXX	2021040492	1	1	1	1	1	1	1	1
CESCFUHGGOZ	XXXXXXXXX	2021040494	1	1	1	1	1	1	1	1
LN1HNS14E21	XXXXXXXXX	2021040495	1	1	1	1	1	1	1	1
AESSB25TGGW	XXXXXXXXX	2021040497	1	1	1	1	1	1	1	1
X5Z5PAQLPII	XXXXXXXXX	2021040498	1	1	1	1	1	1	1	1
ZLAL011SINS	XXXXXXXXX	2021040502	1	1	1	1	1	1	1	1
NM1OIEZA1JO	XXXXXXXXX	2021040503	2	2	1	2	1	1	2	1
ET5JY5XPVOD	XXXXXXXXX	2021040508	1	1	1	1	1	1	1	1
WQ1HM4Z5KV1	XXXXXXXXX	2021040511	3	2	1	2	3	1	2	2	*** (CURED) ComplianceEase TILA Test Failed - EV R
													COMMENT: The finance charge is $xxx. The disclosed finance charge of $xxx is not considered accurate because it is understated by more than $xxx. The loan is understated understated by $xxx. The following fees were included in the calculation: Administration Fee $xxx, Title Closing Protection Letter $xxx, Title Recording Services $xxx, Title Settlement/Escrow Fee $xxx. The defect can be cured by reimbursing the consumer or providing information as to why the violation is invalid.
4OZQKDBO0XF	XXXXXXXXX	2021040512	2	2	1	2	1	1	2	1
PFNWSUVMP3P	XXXXXXXXX	2021040516	1	1	1	1	1	1	1	1
CZOCHEVGVU2	XXXXXXXXX	2021040519	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
													COMMENT: The Homeowners Insurance Policy in the loan file (page 608) reflects dwelling coverage of $xxx with an extended limit of 20%, which is less than the loan amount of $xxx.
Q0AOWF1IZ2W	XXXXXXXXX	2021040524	1	1	1	1	1	1	1	1
OAZ4O3P5TJZ	XXXXXXXXX	2021040531	1	1	1	1	1	1	1	1
RWBLOZL55OP	XXXXXXXXX	2021040532	3	2	1	1	3	1	1	2	*** (CURED) ComplianceEase TILA Test Failed - EV R
													COMMENT: This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ). The loan is understated by $xxx. The following fees were included in the calculation: Commitment Fee ($xxx), Loan Origination Fee ($xxx), Prepaid Interest ($xxx), Closing Protection Letter Fee $xxx), Copy/Fax/Phone Fees ($xxx), Courier/Delivery Fee ($xxx), Email Doc Fee ($xxx), Mortgage Certification Fee ($xxx), Notice of Settlement Fee ($xxx), Recording Services Fee ($xxx), Settlement/Escrow Fee ($xxx), Transaction Management Fee ($xxx), and Wire Fee ($xxx). The defect can be cured by reimbursing the consumer or providing information as to why the violation is invalid.
11RG1NWDROG	XXXXXXXXX	2021040537	1	1	1	1	1	1	1	1
W3JMDHHJ5R2	XXXXXXXXX	2021040539	1	1	1	1	1	1	1	1
QEDSCZG2QY2	XXXXXXXXX	2021040542	1	1	1	1	1	1	1	1
01STMX2Q4QM	XXXXXXXXX	2021040547	1	1	1	1	1	1	1	1
VWTJDZ1XNRV	XXXXXXXXX	2021040548	1	1	1	1	1	1	1	1
54XIVS11RJF	XXXXXXXXX	2021040550	1	1	1	1	1	1	1	1
2YWLVRLFMFR	XXXXXXXXX	2021040554	2	2	1	2	1	1	2	1
X3WUQDCWNAV	XXXXXXXXX	2021040557	1	1	1	1	1	1	1	1
25BEPEUP2UR	XXXXXXXXX	2021040561	1	1	1	1	1	1	1	1
KZK1JRFBXTR	XXXXXXXXX	2021040563	2	2	1	2	1	1	2	1
S1PRJQEKMDC	XXXXXXXXX	2021040564	2	2	1	2	1	1	2	1
1EBQPUBDWWQ	XXXXXXXXX	2021040565	3	2	3	2	1	1	2	1			*** (CURED) VVOE > 10 days prior to Note date - EV R COMMENT: A copy of the VVOE dated within 10 business days of the note date is not found in the file documents. VVOE in file dated xx/xx/xxxx
R2ANCHKLV33	XXXXXXXXX	2021040566	1	1	1	1	1	1	1	1
E3JKLSH3C04	XXXXXXXXX	2021040572	3	2	3	2	1	1	2	1			*** (CURED) Mortgage history for primary residence less than 12 months - EV R COMMENT: Missing 12 months rental history as required per guidelines.
IUV2OJMAWVC	XXXXXXXXX	2021040578	1	1	1	1	1	1	1	1
ZSKIMLAD5A5	XXXXXXXXX	2021040580	1	1	1	1	1	1	1	1
KP4OVTL4BMH	XXXXXXXXX	2021040583	1	1	1	1	1	1	1	1
BVRWWKH3K25	XXXXXXXXX	2021040585	3	1	3	1	1	1	1	1			*** (CURED) Missing income documentation (ATR) - EV R COMMENT: Missing 2020 income documentation. P&L for 2020 and YTD P&L missing from file.
Q0NAYCD5JK1	XXXXXXXXX	2021040588	1	1	1	1	1	1	1	1
SISY0HNJFVA	XXXXXXXXX	2021040591	1	1	1	1	1	1	1	1
GOD125H5MSK	XXXXXXXXX	2021040594	1	1	1	1	1	1	1	1
CF2CG35QCSG	XXXXXXXXX	2021040595	1	1	1	1	1	1	1	1
1SV0RPGACJ5	XXXXXXXXX	2021040602	2	2	1	2	1	1	2	1
KJPVVHRWRFZ	XXXXXXXXX	2021040605	2	2	1	2	1	1	2	1
TGZIM4CSF2L	XXXXXXXXX	2021040609	1	1	1	1	1	1	1	1
4ZRRTFGECFN	XXXXXXXXX	2021040614	1	1	1	1	1	1	1	1
2QWI4BR1VX4	XXXXXXXXX	2021040616	1	1	1	1	1	1	1	1
ROC2GAYFIO0	XXXXXXXXX	2021040618	1	1	1	1	1	1	1	1
VJDGE0MILY4	XXXXXXXXX	2021040620	1	1	1	1	1	1	1	1
43F43WDBDMU	XXXXXXXXX	2021040621	1	1	1	1	1	1	1	1
FBH4TJSRDOW	XXXXXXXXX	2021040623	1	1	1	1	1	1	1	1
OPP5GUVX3KV	XXXXXXXXX	2021040628	1	1	1	1	1	1	1	1
0RXG2PULGLT	XXXXXXXXX	2021040630	1	1	1	1	1	1	1	1
1UUBEF13GZQ	XXXXXXXXX	2021040060	1	1	1	1	1	1	1	1
HXBX5AUOAL0	XXXXXXXXX	2021040063	1	1	1	1	1	1	1	1
VKKEUZN13D0	XXXXXXXXX	2021040066	3	1	3	1	1	1	1	1			*** (CURED) Missing Doc - EV R COMMENT: Hazard insurance policy not found.
X5VXZ1VWZVS	XXXXXXXXX	2021040068	1	1	1	1	1	1	1	1
ANZEGJCHDHE	XXXXXXXXX	2021040072	1	1	1	1	1	1	1	1
XNO43FWLSB1	XXXXXXXXX	2021040078	1	1	1	1	1	1	1	1
XEPWI1E2CD3	XXXXXXXXX	2021040079	3	1	1	1	3	1	1	1	*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
													COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD issued on xx/xx/xxxx was not received by the consumer 3-business days prior to consummation and a waiver was not provided. xxx was xx/xx and cannot count as a buisness day. The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation or a waiver stating why consummation took place prior to the 3-day rule. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.
MIPG4NRUYX2	XXXXXXXXX	2021040081	3	3	1	1	3	1	1	3	*** (OPEN) Missing evidence of TRID Disclosure Delivery - EV 3
											COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD issued on xx/xx/xxxx was not received by the consumer 3-business days prior to consummation and a waiver was not provided. The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation or a waiver stating why consummation took place prior to the 3-day rule. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.
ZHRI5H0IHMC	XXXXXXXXX	2021040083	1	1	1	1	1	1	1	1
RWPUWS02FRP	XXXXXXXXX	2021040084	1	1	1	1	1	1	1	1
EO2OE3HVQKM	XXXXXXXXX	2021040086	1	1	1	1	1	1	1	1
IJNGCVU31XB	XXXXXXXXX	2021040087	1	1	1	1	1	1	1	1
EHRWWXHCFMC	XXXXXXXXX	2021040090	1	1	1	1	1	1	1	1
2PAXS12IXQR	XXXXXXXXX	2021040094	1	1	1	1	1	1	1	1
FZSIWEBNYTC	XXXXXXXXX	2021040097	1	1	1	1	1	1	1	1
XII2TG4I1H5	XXXXXXXXX	2021040102	3	1	1	1	3	1	1	1	*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
													COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ). The initial CD issued on xx/xx/xxxx was not received by the consumer 3-business days prior to consummation and a waiver was not provided. The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation or a waiver stating why consummation took place prior to the 3-day rule. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.
2QTZ4J44HQU	XXXXXXXXX	2021040107	1	1	1	1	1	1	1	1
AP2Y3G4C03S	XXXXXXXXX	2021040109	2	2	1	2	1	1	2	1
FL4JI0HMI4I	XXXXXXXXX	2021040110	3	2	3	2	1	1	2	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   Preliminary title in the file shows the policy amount of $xxx, which is below the loan amount of $xxx.  Missing evidence of final title to verify sufficient coverage.

*** (CURED) Missing Documentation - EV R
COMMENT:   Per DU, vvoe must be less than 10 days from close. No vvoe found in file.

*** (CURED) VVOE > 10 days prior to Note date - EV R
													COMMENT: Missing VVOE in the file dated within 10 days of closing. Employment verification in the file (pg 591) is dated xx/xx/xxxx, which is 5 days after closing.
DADNUBDCOU5	XXXXXXXXX	2021040112	2	2	1	1	2	1	1	2	*** (OPEN) Missing evidence of TRID Disclosure Delivery - EV 2
												COMMENT: This loan failed the post-consummation revised closing disclosure delivery date test. The PCCD issued on xx/xx/xxxx was provided more than 60 calendar days after the consummation date, xx/xx/xxxx. The PCCD was provided to correct the following item(s): Section H. Per TRID regulation, corrected disclosures must be issued no later than 60 days after consummation. Defect has no cure.
GKBBHIARHM3	XXXXXXXXX	2021040115	1	1	1	1	1	1	1	1
KEZQ4PBAXJL	XXXXXXXXX	2021040118	3	2	3	1	2	1	1	2	*** (OPEN) Homeownership Counseling List - EV 2
COMMENT: There is no date evident on the Homeownership Counseling Disclosure (HOC) provided in the loan file; auditor cannot determine if it was disclosed to the borrower within 3 business days of the application date, xx/xx/xxxx. The defect can be cured by providing evidence that shows the disclosure was provided within 3-business days of application.	*** (CURED) Loan does not conform to program guidelines - EV R
COMMENT:   The loan file is missing verification that the HELOC has been closed per guidelins page 31. Secondary/Subordinate Financing not permitted.

*** (CURED) ROR Transaction date not consistent with Note and/or HUD - EV R
													COMMENT: ROR in file reflects transaction date of xx/xx/xxxx Transaction date on CD in file shows xx/xx/xxxx
KZIJUULSSNU	XXXXXXXXX	2021040123	1	1	1	1	1	1	1	1
WWHIWY01CZM	XXXXXXXXX	2021040125	3	1	1	1	3	1	1	1	*** (CURED) Missing TRID RESPA Disclosures - EV R
													COMMENT: The Initial CD is missing from the file. As a result the following reviews could not be performed: TILA Accuracy, QM Testing, Federal and State Testing, tolerance violation review, and final Closing Disclosure accuracy. The defect can be cured by provided the Closing Disclosures that were issued to the consumer. In addition, evidence that the initial was received by the consumer at least 3-business days prior to the consummation date xx/xx/xxxx is required.
ZVRCBTSY0YA	XXXXXXXXX	2021040129	1	1	1	1	1	1	1	1
FPBUIHFBV2Z	XXXXXXXXX	2021040131	3	1	3	1	3	1	1	1	*** (CURED) Missing TRID RESPA Disclosures - EV R
													COMMENT: The Initial CD is missing from the file. As a result the following reviews could not be performed: TILA Accuracy, QM Testing, Federal and State Testing, tolerance violation review, and final Closing Disclosure accuracy. The defect can be cured by provided the Closing Disclosures that were issued to the consumer. In addition, evidence that the initial was received by the consumer at least 3-business days prior to the consummation date xx/xx/xxxx is required.
ARJ5VQWS5XL	XXXXXXXXX	2021040132	1	1	1	1	1	1	1	1
VWMJWWZ1ZWY	XXXXXXXXX	2021040139	2	2	1	1	2	1	1	2	*** (OPEN) Homeownership Counseling List - EV 2
												COMMENT: There is no date evident on the Homeownership Counseling Disclosure (HOC) provided in the loan file; auditor cannot determine if it was disclosed to the borrower within 3 business days of the application date, xx/xx/xxxx. The defect can be cured by providing evidence that shows the disclosure was provided within 3-business days of application.
2QE5OPZGVFC	XXXXXXXXX	2021040144	1	1	1	1	1	1	1	1
ARBS10G3MFH	XXXXXXXXX	2021040148	3	2	3	2	2	1	2	2	*** (OPEN) Homeownership Counseling List - EV 2
COMMENT: There is no date evident on the Homeownership Counseling Disclosure (HOC) provided in the loan file; auditor cannot determine if it was disclosed to the borrower within 3 business days of the application date, xx/xx/xxxx. The defect can be cured by providing evidence that shows the disclosure was provided within 3-business days of application.	*** (CURED) Hazard Insurance - EV R
COMMENT:   The Note amount is $xxx (page 306). The Homeowners Insurance Coverage is $xxx with an extended coverage of 50%, which is less than the note amount.  No appraisal it is a rep and warrant relief.  Replacement cost break down not in file.

NM3SW3JFZTG	XXXXXXXXX	2021040150	1	1	1	1	1	1	1	1
CX12A2EZ11Q	XXXXXXXXX	2021040151	1	1	1	1	1	1	1	1
F2B0OEOI4XZ	XXXXXXXXX	2021040155	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
													COMMENT: Initial 1003/Application has "Permanent Resident Alien" checked for both borrowers. Final 1003/Application has "U.S. Citizen" checked. Credit report shows SSN was issued in 2002. Need additional information/documentation regarding this citizenship change. Also, Note reflects property city as "xxx" but appraisal shows city as "xxx". No explanation provided.
LFHNYF0FD5X	XXXXXXXXX	2021040160	3	2	3	2	1	1	2	1	*** (CURED) Hazard Insurance - EV R
													COMMENT: The loan amount is $xxx (page 399). The Homeowners Insurance coverage is $xxx with an increased coverage amount of $xxx = $xxx. There is no documentation showing the replacement cost is less than or equal to $xxx. Minimal coverage of $xxx is required.
3Z3OZKKJX4N	XXXXXXXXX	2021040165	3	2	1	2	3	1	2	2	*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
													COMMENT: The initial CD is missing from the file. As a result the following reviews could not be performed: TILA Accuracy, QM Testing, Federal and State Testing, tolerance violation review, and final Closing Disclosure accuracy. The defect can be cured by providing the Initial Closing Disclosure that was issued to the consumer. In addition, evidence that the initial was received by the consumer at least 3-business days prior to the consummation date xx/xx/xxxx is required.
3IPZHC514V4	XXXXXXXXX	2021040166	3	1	1	1	3	1	1	1	*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
													COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD issued on xx/xx/xxxx was not received by the consumer 3-business days prior to consummation and a waiver was not provided. The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation or a waiver stating why consummation took place prior to the 3-day rule. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.
IQAWFQUOQ5M	XXXXXXXXX	2021040168	2	2	1	2	1	1	2	1
YGTKMCQJBEI	XXXXXXXXX	2021040170	1	1	1	1	1	1	1	1
RQDRCB45FKJ	XXXXXXXXX	2021040173	1	1	1	1	1	1	1	1